SUMMARY OF SIGNIFICANT ACCONTING POLICIES (Details 1) - US$ to MYR [Member]	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Foreign currency translation Period End Rate	3.9399	4.2942	3.7092
Foreign currency translation exchange rate	4.1906	3.8976	3.6149